Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Basic earnings per share (in USD cents per share)	$ 0.80	$ 0.89	$ 0.82
Diluted earnings per share (in USD cents per share)	$ 0.78	$ 0.88	$ 0.81
Net profit attributable to owners of the parent has been adjusted by the following to arrive at the diluted profit attributable to owners of the parent:
Profit attributable to owners of the parent	$ 711.0	$ 789.3	$ 723.0
South Deep minority interest at 10%	(9.7)	(7.4)	(3.7)
Diluted profit attributable to owners of the parent	$ 701.3	$ 781.9	$ 719.3
The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
Weighted average number of ordinary shares (in shares)	890,968,721	887,306,342	878,661,474
Potentially dilutive share options in issue (in shares)	2,947,525	6,191,197	11,180,243
Diluted weighted average number of ordinary shares (in shares)	893,916,246	893,497,539	889,841,717
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	$ 711.0	$ 789.3	$ 723.0
Weighted average number of shares issued (in shares)	890,968,721	887,306,342	878,661,474
Diluted Profit Loss From Continuing Operations Attributable To Ordinary Equity Holders Of Parent Entity	$ 701.3	$ 781.9	$ 719.3
Percentage of NCI attributable to parent	10.00%